Lord Abbett

Quarterly Portfolio Holdings Report

Lord Abbett

Special Situations Income Fund

For the period ended September 30, 2021

Schedule of Investments (unaudited)

September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
LONG-TERM INVESTMENTS 97.25%

CONVERTIBLE BONDS 0.49%

Airlines
JetBlue Airways Corp.† (cost $299,625)	0.50%	4/1/2026		$300	$295,453

CORPORATE BONDS 48.99%

Advertising 2.00%
National CineMedia LLC†	5.875%	4/15/2028		1,325	1,214,747

Aerospace/Defense 1.92%
Bombardier, Inc. (Canada)†(a)	6.00%	2/15/2028		1,150	1,164,484

Coal 1.93%
Natural Resource Partners LP/NRP Finance Corp.†	9.125%	6/30/2025		1,165	1,175,194

Diversified Financial Services 2.52%
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024		1,560	1,530,143

Engineering & Construction 2.47%
Promontoria Holding 264 BV(b)	6.75%	8/15/2023	EUR	1,285	1,500,392

Entertainment 0.98%
Merlin Entertainments Ltd. (United Kingdom)†(a)	5.75%	6/15/2026		$575	594,714

Health Care-Services 4.43%
Air Methods Corp.†	8.00%	5/15/2025		1,225	1,171,866
US Renal Care, Inc.†	10.625%	7/15/2027		1,430	1,521,720
Total					2,693,586

Insurance 0.34%
Genworth Holdings, Inc.	4.80%	2/15/2024		200	204,250

Leisure Time 3.02%
Explorer II AS(b)	3.375%	2/24/2025	EUR	1,650	1,832,255

Machinery-Diversified 2.89%
Granite US Holdings Corp.†	11.00%	10/1/2027		$1,600	1,754,016

Media 1.98%
Audacy Capital Corp.†	6.75%	3/31/2029		1,195	1,205,994

See Notes to Schedule of Investments.	1

Schedule of Investments (unaudited)(continued)

September 30, 2021

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Mining 0.48%
Ferroglobe PLC/Globe Specialty Metals, Inc. (United Kingdom)(a)	9.375%	12/31/2025	$285	$292,837	(c)

Miscellaneous Manufacturing 1.11%
LSB Industries, Inc.†(d)	6.25%	10/15/2028	666	672,660

Oil & Gas 9.08%
Berry Petroleum Co. LLC†	7.00%	2/15/2026	1,525	1,555,646
Callon Petroleum Co.†	8.00%	8/1/2028	600	593,466
Laredo Petroleum, Inc.†	7.75%	7/31/2029	1,525	1,530,719
Nabors Industries, Inc.†	9.00%	2/1/2025	1,765	1,836,518
Total				5,516,349

Oil & Gas Services 2.60%
Weatherford International Ltd.†	6.50%	9/15/2028	1,143	1,178,719
Welltec International ApS†(d)	8.25%	10/15/2026	400	400,000
Total				1,578,719

Pipelines 1.52%
Martin Midstream Partners LP/Martin
Midstream Finance Corp.†	11.50%	2/28/2025	890	924,746

Retail 4.02%
Foundation Building Materials, Inc.†	6.00%	3/1/2029	1,225	1,202,301
LBM Acquisition LLC†	6.25%	1/15/2029	1,200	1,201,098
Party City Holdings, Inc.†	6.125%	8/15/2023	46	40,792
Total				2,444,191

Software 1.98%
MicroStrategy, Inc.†	6.125%	6/15/2028	1,190	1,203,554

Telecommunications 2.00%
Frontier Communications Holdings LLC	5.875%	11/1/2029	1,200	1,216,140

Transportation 1.72%
Carriage Purchaser, Inc.†	7.875%	10/15/2029	1,050	1,048,225
Total Corporate Bonds (cost $29,726,385)				29,767,196

2	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
FLOATING RATE LOANS(e) 47.77%

Aerospace 4.80%
Alloy Finco Limited 2020 USD Term Loan B2 (Jersey)(a)	–	(f)	3/6/2024		$2,100	$2,113,786
WP CPP Holdings, LLC 2018 2nd Lien Term Loan	8.75% (3 Mo. LIBOR + 7.75%)		4/30/2026		810	800,439
Total						2,914,225

Automotive 6.91%
Chassix Inc. 2017 1st Lien Term Loan	6.50% - 7.75% (Prime Rate + 4.50%) (3 Mo. LIBOR + 5.50%)		11/15/2023		2,125	2,098,437
Drive Chassis HoldCo, LLC 2019 2nd Lien Term Loan	–	(f)	4/10/2026		2,070	2,103,648
Total						4,202,085

Diversified Media 0.17%
AMC Entertainment Holdings, Inc. 2019 Term Loan B	–	(f)	4/22/2026		110	102,285

Energy 4.56%
Citgo Petroleum Corporation 2019 Term Loan B	–	(f)	3/28/2024		1,499	1,503,719
Ulterra Drilling Technologies, LP Term Loan B	–	(f)	11/26/2025		1,400	1,268,750
Total						2,772,469

Financial 1.97%
Asurion LLC 2021 Second Lien Term Loan B4	–	(f)	1/20/2029		1,200	1,195,950

Food/Tobacco 2.99%
Miller’s Ale House, Inc. 2018 Term Loan	–	(f)	5/30/2025		1,889	1,817,255

Gaming/Leisure 8.82%
AP Core Holdings, II LLC Amortization Term Loan B1	–	(f)	9/1/2027		1,500	1,508,752
Spectacle Gary Holdings LLC Delayed Draw Term Loan	–	(f)	12/23/2025		19	20,277
Spectacle Gary Holdings LLC Term Loan B	–	(f)	12/23/2025		492	536,539
Travel Leaders Group, LLC 2018 Term Loan B	–	(f)	1/25/2024		1,610	1,511,387
Vue International Bidco plc 2019 EUR Term Loan B(b)	–	(f)	7/3/2026	EUR	1,630	1,781,640
Total						5,358,595

See Notes to Schedule of Investments.	3

Schedule of Investments (unaudited)(continued)

September 30, 2021

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Information Technology 6.67%
Banff Merger Sub Inc 2021 USD 2nd Lien Term Loan	–	(f)	3/23/2026	$1,212	$1,228,228	(g)
Magenta Buyer LLC 2021 USD 2nd Lien Term Loan	–	(f)	5/3/2029	1,825	1,825,000	(g)
Optiv Security, Inc. 2nd Lien Term Loan	–	(f)	2/1/2025	1,000	1,002,500
Total					4,055,728

Manufacturing 4.06%
DirecTV Financing, LLC Term Loan	–	(f)	7/22/2027	1,250	1,252,213
Engineered Machinery Holdings, Inc. 2021 USD 2nd Lien Incremental Term Loan	7.25% (3 Mo. LIBOR + 6.50%)		5/21/2029	1,200	1,213,500
Total					2,465,713

Service 3.47%
KKR Apple Bidco, LLC 2021 2nd Lien Term Loan	–	(f)	7/13/2029	1,775	1,807,181
KUEHG Corp. 2017 2nd Lien Term Loan	–	(f)	8/22/2025	300	301,125
Total					2,108,306

Utility 3.35%
Peabody Energy Corp. 2021 Term Loan	–	(f)	12/31/2024	1,800	1,784,250
USIC Holdings, Inc. 2021 2nd Lien Term Loan	–	(f)	5/7/2029	250	254,166
Total					2,038,416
Total Floating Rate Loans (cost $28,857,733)					29,031,027
Total Investments in Securities 97.25% (cost $58,883,743)					59,093,676
Other Assets and Liabilities – Net(h) 2.75%					1,673,736
Net Assets 100.00%					$60,767,412

EUR	Euro.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At September 30, 2021, the total value of Rule 144A securities was $25,016,775, which represents 41.17% of net assets.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Level 3 Investment as described in Note 2(b) in the Notes Schedule of Investments. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(d)	Securities purchased on a when-issued basis.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at September 30, 2021.
(f)	Interest Rate to be determined.

4	See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

September 30, 2021

(g)	Level 3 Investment as described in Note 2(b) in the Notes to Schedule of Investments. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(h)	Other Assets and Liabilities – Net include net unrealized appreciation/depreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at September 30, 2021:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Euro	Sell	State Street Bank and Trust	12/10/2021	375,000	$ 444,031	$ 434,955	$ 9,076
Euro	Sell	State Street Bank and Trust	12/10/2021	1,803,000	2,116,665	2,091,262	25,403
Euro	Sell	State Street Bank and Trust	12/10/2021	166,000	194,772	192,540	2,232
Euro	Sell	State Street Bank and Trust	12/10/2021	516,000	604,457	598,498	5,959
Unrealized Appreciation on Forward Foreign Currrency Exchange Contracts							$42,670

The following is a summary of the inputs used as of September 30, 2021 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Convertible Bonds	$–	$295,453	$–	$295,453
Corporate Bonds
Mining	–	–	292,837	292,837
Remaining Industries	–	29,474,359	–	29,474,359
Floating Rate Loans
Information Technology	–	1,002,500	3,053,228	4,055,728
Remaining Industries	–	24,975,299	–	24,975,299
Total	$–	$55,747,611	$3,346,065	$59,093,676
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$42,670	$–	$42,670
Liabilities	–	–	–	–
Total	$–	$42,670	$–	$42,670

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

A reconciliation of Level 3 investments is presented when the Fund has a material amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in

See Notes to Schedule of Investments.	5

Schedule of Investments (unaudited)(concluded)

September 30, 2021

determining fair value:

Investment Type	Corporate Bonds	Floating Rate Loans
Balance as of September 8, 2021	$–	$–
Accrued Discounts (Premiums)	–	–
Realized Gain (Loss)	(63)	–
Change in Unrealized
Appreciation (Depreciation)	(1,362)	(1,352)
Purchases	294,262	3,054,580
Sales	–	–
Transfers into Level 3	–	–
Transfers out of Level 3	–	–
Balance as of September 30, 2021	$292,837	$3,053,228
Change in unrealized appreciation/depreciation for the period ended September 30, 2021, related to Level 3 investments held at September 30, 2021	$(1,362)	$(1,352)

6	See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.	ORGANIZATION

Lord Abbett Special Situations Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified, closed-end management investment company that continuously offers its common shares (the “Shares”) and is operated as an interval fund. The Fund was organized as a Delaware statutory trust on April 1, 2021. The Fund had a sale to Lord, Abbett and Co. LLC (“Lord Abbett”) of 10,000 shares of common stock for $100,000 ($10.00 per share). The Fund commenced operations on September 8, 2021.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non- U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board has approved the use of an independent fair valuation service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that correlate to the fair-valued securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

7

Notes to Schedule of Investments (unaudited)(concluded)

(b)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of September 30, 2021 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.

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QPHR-LA-SSIF-3Q

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